Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Annual Rates of Depreciation	Annual rates of depreciation are as follows:
Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Schedule of Deferred Revenue in Consolidated Balance Sheets

The Company records contract liabilities when the customer has been billed in advance of the Company completing its performance obligations. These amounts are recorded as deferred revenue in the Consolidated Balance Sheets.

	Year Ended December 31,
	2020	2019
	U.S. Dollars (in thousands)
Beginning of year	2,606	1,824
Deferral of revenue	1,864	2,084
Recognition of deferred revenue	(1,936)	(1,302)

Balance at end of year	2,534	2,606